Securities (Tables)	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Schedule of Amortized Cost Gross Unrealized Gains and Losses, and Fair Values of Securities

	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$99,218	$385	$(1,990)	$97,613
Corporate obligations	8,896	-	(256)	8,640
Mortgage-backed securities-
government sponsored entities	142,197	25	(5,198)	137,024
Total debt securities	$250,311	$410	$(7,444)	$243,277

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Treasury securities	$2,001	$-	$(3)	$1,998
States and political subdivisions	120,000	1,535	(1,057)	120,478
Corporate obligations	10,068	16	(95)	9,989
Mortgage-backed securities-
government sponsored entities	152,901	17	(4,262)	148,656
Total debt securities	$284,970	$1,568	$(5,417)	$281,121

Schedule of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Length of Time that Individual Securities have been in a Continous Unrealized Loss Position

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$19,140	$(390)	$56,740	$(1,600)	$75,880	$(1,990)
Corporate obligations	2,045	(21)	6,595	(235)	8,640	(256)
Mortgage-backed securities-government sponsored entities	8,444	(22)	122,950	(5,176)	131,394	(5,198)
	$29,629	$(433)	$186,285	$(7,011)	$215,914	$(7,444)

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$-	$-	$1,998	$(3)	$1,998	$(3)
States and political subdivisions	17,310	(228)	44,948	(829)	62,258	(1,057)
Corporate obligations	-	-	6,859	(95)	6,859	(95)
Mortgage-backed securities-government sponsored entities	22,250	(320)	125,846	(3,942)	148,096	(4,262)
	$39,560	$(548)	$179,651	$(4,869)	$219,211	$(5,417)

Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$1,666	$1,671
Due after one year through five years	22,532	22,130
Due after five years through ten years	44,638	43,454
Due after ten years	39,278	38,998
	108,114	106,253

Mortgage-backed securities - government sponsored entities	142,197	137,024
	$250,311	$243,277